January 10, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:                             Form N-14 regarding the reorganization of the Touchstone Mid Cap Value Opportunities Fund (the “Acquired Fund”), a series of Touchstone Strategic Trust, into the Touchstone Mid Cap Value Fund (the “Acquiring Fund”), a series of Touchstone Funds Group Trust (the “Trust”)

Ladies and Gentlemen:

On behalf of the Trust, we are filing for your review Form N-14 including the combined Prospectus/Information Statement, Statement of Additional Information, and relevant exhibits (collectively, the “Registration Statement”), with respect to the acquisition of assets of the Acquired Fund for shares of the Acquiring Fund.

Also, in consideration of potential oral comments to be provided by the Staff of the Securities and Exchange Commission (the “Staff”), we would like to take this opportunity to provide some preliminary responses.

Prospectus/Information Statement

1.              The Staff requests that if the Acquiring Fund’s prospectus is being incorporated by reference then a copy of the Acquiring Fund’s prospectus accompany the proxy materials.

Preliminary Response: The Trust confirms that a copy of the Acquiring Fund’s prospectus will accompany the information statement.

2.              The Staff requests that the expense limitation agreement referred to in the footnotes to the fee tables be included as an exhibit to the Form N-14 filing.

Preliminary Response:  Attached to the filing as exhibits are the form of Amended Schedule A, dated November 29, 2013, to the Expense Limitation Agreement dated January 25, 2013 for all funds except the Touchstone Sands Capital Select Growth Fund, and the form of Amended Schedule A, dated January 29, 2014, to the Expense Limitation Agreement dated January 25, 2013 for the Touchstone Sands Capital Select Growth Fund.

Statement of Additional Information

3.              Please identify any securities of the Acquired Fund listed in the Pro Forma Portfolio of Investments in the Statement of Additional Information that will be sold as a result of the reorganization.

Preliminary Response: In reliance on guidance provided by the Staff, the Trust believes it is eligible to include narrative pro forma information.  Therefore, the Statement of Additional Information does not include a Pro Forma Portfolio of Investments.  Although a portion of the securities held by the Acquired Fund may be sold after the reorganization takes place, the portfolio manager of the Acquiring Fund does not expect to identify such specific securities until after the reorganization has occurred.

4.              Please provide the analysis supporting the identity of the surviving fund for accounting purposes and the calculation of performance, in accordance with the Staff’s position in North American Security Trust (pub. avail. Aug. 5, 1994).

Preliminary Response: Please see the requested analysis set forth in Exhibit A to this letter.

Please direct any comments or questions on this filing to the undersigned at (312) 609-7616.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

2

EXHIBIT A

“NAST” ACCOUNTING SURVIVOR ANALYSIS

	Touchstone Mid Cap Value Opportunities Fund	Touchstone Mid Cap Value Fund	Touchstone Mid Cap Value Fund (Pro Forma)

Net Assets (as of 9/30/13):	$10,097,971	$5,307,505

Inception:	Fund — 6/4/2007	Fund — 9/30/2009
	A — 4/13/2012	A — 9/30/2009
	C — 4/13/2012	C — 9/30/2009
	Y — 4/13/2012	Y — 9/30/2009
	Inst. — 4/13/2012	Inst. — 9/30/2009

Advisor:	Touchstone Advisors, Inc.	Touchstone Advisors, Inc.	Touchstone Advisors, Inc.

Sub-Advisor:	Lee Munder Capital Group LLC (since November 2013)	Lee Munder Capital Group LLC (since inception)	Lee Munder Capital Group LLC

Diversification:	Diversified	Diversified	Diversified

With respect to the issue of which fund should be the accounting and performance survivor in the proposed merger of the Touchstone Mid Cap Value Opportunities Fund (the “Acquired Fund”), a series of Touchstone Strategic Trust, into the Touchstone Mid Cap Value Fund (the “Acquiring Fund” and together with the Acquired Fund, the “Funds” or each, a “Fund”), a series of Touchstone Funds Group Trust, it is the view of the registrant and its counsel that the only accounting and performance survivor of the merger should be the Acquiring Fund for the reasons discussed below, including because the Acquiring Fund’s strategies and expense limits will remain in effect after the merger and because the sub-advisor has a longer tenure with such Fund.  The Acquiring Fund and Acquired Fund commenced operations in 2009 and 2007, respectively.  However, the current sub-advisor to each Fund, Lee Munder Capital Group LLC, has served as the sub-advisor to the Acquiring Fund since its inception in September 2009 and to the Acquired Fund since November 2013.

The Securities and Exchange Commission (the “SEC”) staff has consistently held to the principles expressed in the North American Security Trust (“NAST”) no-action letter (publicly available August 5, 1994) in analyzing which party to a merger should be deemed to be the accounting survivor of such transaction.  In NAST, the staff stated that:

[i]n determining whether a surviving fund, or a new fund resulting from a reorganization, may use the historical performance of one of several predecessor funds, funds should compare the attributes of the surviving or new fund and the predecessor funds to determine which predecessor fund, if any, the surviving or new fund most closely resembles. Among other factors, funds should compare the various funds’ investment advisers; investment objectives, policies and restrictions; expense structures and expense ratios; asset size; and portfolio composition. These factors are substantially similar to the factors the staff considers in determining the accounting survivor of a business combination involving investment companies.

Based on the NAST factors described above, the Acquiring Fund should be considered the accounting and performance survivor.  Each of the factors is analyzed below.

1.                                       Investment Advisor:

Each Fund is advised by Touchstone Advisors, Inc. (“Touchstone”).  Touchstone has engaged a sub-advisor to manage the investments for each Fund.  Lee Munder Capital Group LLC (“LMCG”) is the current sub-advisor to each Fund and manages each Fund in a similar manner.  Although Touchstone has general supervisory responsibility as the Funds’ investment advisor, decisions to buy and sell securities and the implementation of investment strategies are the responsibilities solely of LMCG. After the merger, both Touchstone and LMCG will continue in their current capacities.

2.                                       Investment Objectives, Policies and Restrictions:

The Funds have substantially similar investment goals and the same principal investment strategies.  The Funds also have substantially similar fundamental investment limitations.

•                  The Acquired Fund seeks to provide investors with long-term capital growth.  The Acquiring Fund seeks capital appreciation.  Both Funds invest, under normal conditions, at least 80% of their net assets (including borrowings for investment purposes) in common stocks of medium capitalization companies.  Both Funds define a medium capitalization company as a company with a market capitalization within the range of market capitalization represented in the Russell Midcap Index (between $1.126 billion and $29.14 billion as of December 31, 2013) at the time of initial purchase.

•                  Each Fund utilizes the same fundamental investment process which seeks to identify companies which LMCG believes are selling at a discount to their intrinsic value..

•                  Each Fund will generally sell a security when it no longer passes the valuation screens, reaches a price target, or its prospects for appreciation have diminished.

•                  Each Fund will typically hold approximately 60 to 80 securities.

Following the combination of the two Funds in the merger, the surviving fund will seek the Acquiring Fund’s investment objective—capital appreciation—through the Acquiring Fund’s current principal investment strategy.

3.                                       Expense Structure and Expense Rates:

The expense structure and sales load structure subsequent to the merger will be that of the Acquiring Fund.  Each Fund has substantially similar management fees and identical Total Annual Operating Expenses.  The expense limitations of each Fund are identical: 1.29%, 2.04%, 1.04% and 0.89% for Classes A, C, Y, and Institutional Class shares, respectively.  The expense limitations will remain in effect until at least March 23, 2015 for the Acquiring Fund.

4.                                       Asset Size:

The Acquired Fund has net assets that are approximately $4.8 million higher than the net assets of the Acquiring Fund as of September 30, 2013. As of September 30, 2013, the net assets of each Fund are approximately as follows:

Acquired Fund	$10.1 million
Acquiring Fund	$5.3 million

5.                                       Portfolio Composition:

The portfolio composition of each Fund is substantially similar because the Funds use the same investment process conducted by the same sub-advisor.

In summary, it is the view of the registrant and its counsel that the accounting survivor should be the Acquiring Fund because it most closely resembles the expected surviving fund.  This conclusion is based on the following factors: (i) the current investment adviser and sub-adviser are the same for each Fund and each entity will continue to manage the surviving fund and its portfolio after the merger; (ii) although the Funds have substantially similar investment goals and fundamental investment limitations, the surviving fund will pursue the Acquiring Fund’s investment goal and follow the Acquiring Fund’s investment strategies and fundamental investment limitations after the merger; (iii) the Funds have the same principal investment strategies; (iv) the expense structures and ratios of the Funds are substantially similar, but to the extent the expense structures and ratios of the Funds differ, the expense structure and sales load structure subsequent to the merger will be that of the Acquiring Fund; (v) the Funds have substantially similar portfolio compositions; and (vi) the Board of Trustees of the Acquiring Fund will remain as the Board of Trustees of the surviving fund after the merger.  The only factor that does not support the Acquiring Fund as the accounting survivor is the net asset levels as of September 30, 2013.  Although the Acquired Fund has net assets that are $4.8 million higher than those of the Acquiring Fund, this factor did not outweigh the factors supporting the Acquiring Fund as the accounting survivor.  After considering all of the factors, the accounting and performance survivor of the merger should be the Acquiring Fund.